Fee income from financial services, net	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Fee income from financial services, net
20.	Fee income from financial services, net

(a)	For the years ended December 31, 2023, 2022 and 2021, this caption is comprised of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Income
Performance obligations at a point in time:
Accounts maintenance, carriage, transfers, and debit and credit card fees	747,568	705,188	562,542
Income from services (acquirer and issuer role) (b)	738,177	523,313	—
Banking service fees	208,420	248,175	249,843
Brokerage and custody services (c)	5,811	5,836	8,457
Others	36,393	34,438	—
Performance obligations over time:
Funds management	137,137	153,948	184,703
Contingent loans fees	68,355	70,038	64,964
Collection services	60,648	60,931	52,955
Commission for loans rescheduling “Reactiva Peru” program	9,343	16,909	23,722
Others	19,414	23,259	37,293

Total (d)	2,031,266	1,842,035	1,184,479

Expenses

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Expenses for services (acquirer and issuer role) (b)	(339,846)	(238,997)	—
Credit cards	(199,464)	(164,722)	(128,580)
Commissions Mastercard - Visa	(85,741)	(56,845)	—
Credit life insurance premiums	(71,796)	(97,378)	(102,844)
Local banks fees	(58,956)	(50,192)	(36,836)
Foreign banks fees	(26,285)	(24,920)	(31,767)
Commission for loans rescheduling “Reactiva Peru” program	(12,930)	(22,373)	(26,215)
Registry expenses	(1,466)	(2,046)	(3,009)
Brokerage and custody services (c)	(675)	(961)	(824)
Others	(55,645)	(46,215)	(30,596)

Total	(852,804)	(704,649)	(360,671)

Net	1,178,462	1,137,386	823,808

(b)
Corresponds to the management and operation of the shared service of transaction processing of credit and debit cards, for clients of Izipay since April 2022, the month in which Izipay became a Subsidiary of IFS.

(c)	As of December 31, 2023, 2022 and 2021, the Group has recognized net income for transactions carried out on behalf of its clients amounting to S/5,136,000, S/4,875,000 and S/7,633,000, respectively.

(d)	Fee income by geographic distribution for the years ended December 31, 2023, 2022 and 2021 is presented below:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Country
Peru	1,931,303	1,720,865	1,046,471
Panama	99,963	121,170	138,008

Total	2,031,266	1,842,035	1,184,479